Schedule of transaction detailed in consolidated financial statements (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2025 HKD ($)		Dec. 31, 2024 HKD ($)		Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Rental income received related companies (Note		$ 134,827		$ 1,049,405		$ 648,509		$ 96,000
Rental expenses to related companies (Note		2,893,237		22,518,934		22,460,725		22,730,101
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
- related companies (Note	[1]	1,217,068		9,472,803		11,192,830
- a related company (Note	[2]							22,298
- a related company (Note	[3]	781		6,081				9,432
Rental income received related companies (Note	[1]	134,828		1,049,405		626,517
Rental expenses to related companies (Note		22,356	[2]	174,000	[1]	14,500	[1]		[1]
Rental expenses to related companies (Note	[2]	588,506		4,580,520		3,715,200		4,188,400
Loan interest expenses to related companies (Note		284,369	[2]	2,213,331
Storage expenses to related company (Note		14,014	[1]	109,073	[2]	104,011	[2]	113,142	[2]
Management fee income from related companies (Note		1,902,920	[2]	14,811,000	[1]	13,799,000	[1]		[1]
Directors [Member]
IfrsStatementLineItems [Line Items]
Loan interest expenses to related companies (Note		$ 203,952		$ 1,587,422	[2]	$ 1,950,246	[2]	$ 2,285,985	[2]

[1]	These are the related companies to the Group because some of the directors of the Group are part of the shareholders or ultimate shareholder in these related companies.
[2]	These are related companies to the Group because some of the directors of the Group, are the close family member of the shareholder or ultimate shareholder in this related company.
[3]	This is a related company to the Group because one of the directors of the Group, is a close family member of one of the shareholders in this related company.